Goodwill	6 Months Ended
Jun. 30, 2024
Goodwill
Goodwill

Note 6

Goodwill

At 30 June 2024, Management has concluded on the allocation of goodwill arising from the acquisition of Eneti to a single cash generating unit (CGU), being the transport and installation of offshore wind turbine generators and foundation installation vessels (WTGFIV) as it is from this CGU that the synergies are expected to arise.

The WTGFIV CGU is comprised of Cadeler’s O-class vessels and Scylla. The recoverable amount of the WTGFIV CGU is determined based on the value of the vessels included in the CGU, which showed no indication of impairment.

For assessment of the value of the vessels, the Company has considered impairment indicators and revised the considered most significant assumptions used in the fair value and value in use assessment in the Annual Report 2023. Cadeler has assessed there were no significant changes to the value in use assumptions. The Company has identified neither internal nor external impairment indicators. Therefore, as of 30 June 2024 Management has not performed an impairment test of neither the value of the vessels nor of goodwill.